UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-5104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

Capital World Bond Fund®
Investment portfolio
December 31, 2005
unaudited

Bonds & notes — 92.44%		Principal Amount(000)		Market value(000)

EUROS — 23.15%
German Government 4.50% 2006		€16,750	$	US20,033
German Government 6.00% 2006		2,250		2,672
German Government 6.00% 2007		2,085		2,580
German Government 5.25% 2008		10,500		12,979
German Government 4.50% 2009		180		224
German Government 5.25% 2010		8,490		10,958
German Government 5.375% 2010		12,150		15,628
German Government 5.25% 2011		32,650		42,452
German Government 5.00% 2012		22,800		29,817
German Government 4.50% 2013		47,500		60,746
German Government 6.25% 2024		26,300		42,362
German Government 5.625% 2028		3,235		5,006
German Government 6.25% 2030		11,120		18,775
German Government 5.50% 2031		6,000		9,328
France (Republic of) Treasury Note 5.00% 2006		1,600		1,893
French Government O.A.T. 4.00% 2009		40,190		49,080
French Government O.A.T. 5.00% 2011		10,550		13,715
French Government O.A.T. 3.00% 2012[1]		171		230
French Government O.A.T. Strip Principal 0% 2019		10,750		7,917
French Government O.A.T. 5.50% 2029		250		385
French Government O.A.T. 4.75% 2035		17,550		25,010
French Government O.A.T. 4.00% 2055		1,360		1,754
Spanish Government 4.80% 2006		6,710		8,075
Spanish Government 3.25% 2010		3,100		3,699
Spanish Government 6.15% 2013		11,500		16,103
General Motors Acceptance Corp. 5.75% 2006		6,000		7,089
General Motors Acceptance Corp. 5.375% 2011		4,810		5,080
General Motors Corp. 7.25% 2013		19,600		15,530
Netherlands Government 5.75% 2007		775		947
Netherlands Government 5.25% 2008		7,615		9,514
Netherlands Government 5.50% 2010		3,030		3,950
Netherlands Government 7.50% 2023		1,500		2,677
Netherlands Government 5.50% 2028		2,560		3,906
Belgium (Kingdom of) 4.25% 2014		14,520		18,425
Bayerische Vereinsbank 5.50% 2008[3]		750		931
Bayerische Hypo- und Vereinsbank AG 6.625% 2010		2,000		2,694
Bayerische Hypo- und Vereinsbank AG 6.00% 2014		2,750		3,753
Banque Centrale de Tunisie 4.75% 2011		4,750		5,912
Banque Centrale de Tunisie 4.75% 2011		4,500		5,601
Banque Centrale de Tunisie 6.25% 2013		1,350		1,843
Deutsche Bank AG 5.125% 2013		€1,700	$	US 2,205
Metro Finance BV 4.625% 2011		8,230		10,186
BNP Paribas 5.25% 2014[2]		250		313
BNP Paribas, noncumulative preferred 5.868% (undated)[2]		6,750		9,021
Hellenic Republic 8.80% 2007		5,047		6,472
Hellenic Republic 8.60% 2008		1,994		2,639
Resona Bank, Ltd. 3.75% 2015[2]		2,490		2,954
Resona Bank, Ltd., 4.125% (undated)[2]		4,935		5,800
Gaz Capital SA 5.875% 2015		3,250		4,145
Gaz Capital SA 5.875% 2015		3,000		3,826
PLD International Finance LLC 4.375% 2011		5,650		6,883
Telekom Austria AG 3.375% 2010		3,800		4,432
Telekom Finanzmanagement GmbH 4.25% 2017		1,930		2,233
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012		5,600		6,590
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009[3]		5,157		6,541
United Mexican States Government 5.375% 2013		2,985		3,837
United Mexican States Government 4.25% 2015		2,200		2,618
Holcim Finance (Luxembourg) SA 4.375% 2014		4,940		6,063
Abbey National PLC, Series 5, 7.125% (undated)[2]		4,000		5,466
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009		4,150		5,046
Royal Bank of Scotland PLC 4.875% 2009		750		932
Royal Bank of Scotland PLC 6.00% 2013		960		1,317
Royal Bank of Scotland PLC 5.125% (undated)		2,000		2,577
Société Générale 5.625% 2012		440		584
SG Capital Trust III 5.419% noncumulative trust preferred (undated)[2]		2,000		2,604
SG Capital Trust I 7.875% noncumulative trust preferred (undated)[2]		1,000		1,380
Tesco PLC 4.75% 2010		3,575		4,470
DaimlerChrysler North America Holding Corp. 7.00% 2011		2,825		3,846
Rheinische Hypothekenbank 4.25% 2008[3]		3,000		3,660
ING Bank NV 5.50% 2012		2,000		2,629
Ing Verzekeringen NV 6.25% 2021[2]		750		1,004
Barclays Bank PLC 4.875% (undated)[2]		3,000		3,609
Sogerim SA 7.25% 2011		750		1,031
Telecom Italia SpA 6.25% 2012		1,760		2,355
Kingfisher PLC 4.50% 2010		2,600		3,158
Edison SpA 5.125% 2010		2,400		3,048
Bulgaria (Republic of) 7.50% 2013		1,638		2,405
Bulgaria (Republic of) 7.50% 2013		250		367
Ford Motor Credit Co. 5.50% 2006		1,250		1,472
Ford Motor Credit Co. 6.75% 2008		1,000		1,113
Aries Vermögensverwaltungs GmbH, Series B, 7.75% 2009		1,500		2,033
Fortum Oyj 4.625% 2010		1,590		1,979
France Télécom 7.00% 2008[2]		1,530		1,944
Vivendi Environnement 5.875% 2008		1,500		1,888
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[2]		1,500		1,846
Essent NV 4.50% 2013		1,490		1,845
Sumitomo Mitsui Bank 4.375% 2014[2]		1,485		1,811
Dexia Municipal Agency 3.50% 2009[3]		1,428		1,712
International Paper Co. 5.375% 2006		1,135		1,362
Anglian Water Services Financing PLC 4.625% 2013		1,000		1,262
Stora Enso Oyj 5.125% 2014		1,000		1,260
Household Finance Corp. 5.125% 2009		1,000		1,256
Telenet Communications NV 9.00% 2013		750		987
E.ON International Finance BV 5.75% 2009		750		960
JSG Holdings PLC 11.50% 2015[4]		883		941
Deutsche Telekom International Finance BV 7.50% 2007[2]		750		940
AEGON NV 4.625% 2008		€750	$	US 917
Diageo PLC 3.875% 2009		750		903
Bank of America Corp. 3.625% 2008		750		898
Munich Re Finance BV 6.75% 2023[2]		550		761
NGG Finance PLC 6.125% 2011		500		671
Finland (Republic of) 5.75% 2011		500		666
Iesy Repository GmbH 10.125% 2015		500		616
Governor and Company of the Bank of Ireland 6.45% 2010		415		550
UniCredito Italiano SpA 5.00% 2011[2]		455		548
RWE Finance BV 6.125% 2012		250		342
Lighthouse International Co. SA 8.00% 2014		250		315
				661,317

BRITISH POUNDS — 7.08%
United Kingdom 7.50% 2006		£ 1,750		3,098
United Kingdom 7.25% 2007		4,030		7,318
United Kingdom 5.75% 2009		250		454
United Kingdom 4.75% 2010		10,880		19,140
United Kingdom 5.00% 2012		9,500		17,098
United Kingdom 5.00% 2014		28,095		51,420
United Kingdom 4.75% 2015		14,335		25,907
United Kingdom 8.00% 2015		1,250		2,835
United Kingdom 2.50% 2016[1]		409		783
United Kingdom 4.75% 2020		2,000		3,674
United Kingdom 6.00% 2028		2,375		5,285
United Kingdom 4.25% 2032		8,115		14,533
United Kingdom 4.25% 2036		595		1,072
Abbey National PLC 7.50% (undated)[2]		6,810		13,932
Abbey National PLC 7.50% (undated)[2]		450		858
J Sainsbury PLC 6.125% 2017		5,330		9,626
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]		2,400		4,323
Tesco PLC 5.50% 2033		2,140		4,080
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017		1,385		2,457
Halifax Building Society 8.75% 2006		500		877
Halifax Building Society 11.00% 2014		650		1,577
Barclays Bank PLC 6.875% (undated)[2]		1,100		2,178
General Electric Capital Corp., Series A, 7.25% 2007		350		628
General Electric Capital Corp. 5.625% 2031		750		1,483
Standard Chartered Bank 5.375% (undated)		1,100		1,932
Cadbury Schweppes Finance PLC 4.875% 2010		1,000		1,713
UPM-Kymmene Corp. 6.625% 2017		750		1,423
Lloyds TSB Bank PLC 6.625% 2015		350		688
Llyods TSB Bank PLC 5.125% (undated)[2]		145		253
British Telecommunications PLC 5.75% 2028		500		886
Kingfisher PLC 5.625% 2014		450		779
				202,310

JAPANESE YEN — 5.91%
Japanese Government 0.50% 2007		¥ 100,000		851
Japanese Government 0.90% 2008		6,773,500		58,152
Japanese Government 1.80% 2010		4,467,500		39,571
Japanese Government 0.50% 2013		6,224,250		49,998
Japanese Government 1.50% 2014		1,862,800		15,961
Ontario (Province of) 1.875% 2010		382,000		3,399
KfW International Finance Inc. 1.75% 2010		100,000		886
				168,818

SWEDISH KRONOR — 2.92%
Swedish Government 8.00% 2007		SKr 12,000	$	US 1,638
Swedish Government 5.00% 2009		62,590		8,341
Swedish Government 5.25% 2011		398,250		55,103
Swedish Government 6.75% 2014		61,500		9,679
AB Spintab 6.00% 2009		62,800		8,585
				83,346

POLISH ZLOTYCH — 2.85%
Polish Government 5.75% 2010		PLZ120,165		38,117
Polish Government 6.00% 2010		113,500		36,419
Polish Government 5.00% 2013		22,400		6,864
				81,400

AUSTRALIAN DOLLARS — 2.48%
Queensland Treasury Corp. 6.00% 2015		A$47,690		36,692
New South Wales Treasury Corp. 6.00% 2012		23,000		17,327
New South Wales Treasury Corp. 5.50% 2014		20,750		15,312
Australian Government 5.75% 2011		2,000		1,505
				70,836

SOUTH KOREAN WON — 2.26%
Korean Government 4.50% 2008		KRW36,430,750		35,641
Korean Government 4.50% 2009		5,909,000		5,752
Korean Government 4.00% 2010		3,200,000		3,029
Korean Government 4.25% 2014		22,380,000		20,180
				64,602

NEW TURKISH LIRE — 2.04%
Turkey (Republic of) Treasury Bill 0% 2006		TRY 5,515		3,699
Turkey (Republic of) Treasury Bill 0% 2006		10,000		6,690
Turkey (Republic of) 20.00% 2007		35,148		28,572
Turkey (Republic of) 15.00% 2010		23,777		19,288
				58,249

ISRAELI SHEKELS — 1.98%
Israel Government 7.00% 2011		ILS 42,000		9,577
Israel Government 7.50% 2014		199,850		47,049
				56,626

ARGENTINE PESOS — 1.92%
Argentina (Republic of) 6.84% 2033[1,4]		ARS128,181		39,499
Argentina (Republic of) GDP-Linked 2035		353,505		5,785
Argentina (Republic of) 0.72% 2038[1]		68,788		9,633
				54,917

DANISH KRONER — 1.08%
Nykredit 4.00% 2035[3]		DKr200,887		30,918

THAI BAHT — 1.02%
Thai Government 4.125% 2009		THB589,500		13,848
Thai Government 5.00% 2014		643,890		15,279
				29,127

MEXICAN PESOS — 1.01%
United Mexican States Government, Series M10, 10.50% 2011		MXP 10,011	$	US 1,080
United Mexican States Government, Series MI10, 9.50% 2014		59,500		6,041
United Mexican States Government, Series M20, 8.00% 2023		131,586		11,688
United Mexican States Government, Series M20, 10.00% 2024		94,500		10,085
				28,894

EGYPTIAN POUNDS — 0.61%
Egypt (Arab Republic of) Treasury Bill 0% 2006		EGP10,000		1,717
Egypt (Arab Republic of) Treasury Bill 0% 2006		17,050		2,962
Egypt (Arab Republic of) Treasury Bill 0% 2006		72,975		12,549
				17,228

CANADIAN DOLLARS — 0.56%
Canadian Government 7.25% 2007		C$ 1,000		900
Canadian Government 5.50% 2010		1,500		1,373
Canadian Government 5.25% 2012		12,000		11,089
Canadian Government 5.75% 2029		750		806
Manitoba Telecom Services Inc., Series 4, 5.85% 2009		1,000		895
Thompson Corp. 6.50% 2007		825		734
				15,797

NEW ZEALAND DOLLARS — 0.29%
New Zealand Government 6.50% 2013	$	NZ3,000		2,144
New Zealand Government 4.50% 2016[1]		7,022		5,290
General Electric Capital Corp., Series A, 6.625% 2010		1,125		763
				8,197

COLOMBIAN PESOS — 0.27%
Colombia (Republic of) Global 12.00% 2015		COP15,050,000		7,809

INDONESIA RUPIAH — 0.09%
Indonesia (Republic of) 14.00% 2009		IDR22,000,000		2,288
Indonesia (Republic of) 10.00% 2011		4,000,000		352
				2,640

NORWEGIAN KRONER — 0.00%
Norwegian Government 6.00% 2011		NOK500		83

U.S. DOLLARS — 34.92%
U.S. Treasury 2.50% 2006[6]	$	US 2,170		2,154
U.S. Treasury 6.875% 2006[6]		13,095		13,214
U.S. Treasury 3.125% 2007[6]		15,390		15,125
U.S. Treasury 3.25% 2007[6]		2,750		2,700
U.S. Treasury 3.625% 2008[1,6]		518		532
U.S. Treasury 4.75% 2008[6]		37,500		37,860
U.S. Treasury 6.00% 2009[6]		4,230		4,459
U.S. Treasury 4.00% 2010[6]		5,200		5,126
U.S. Treasury 5.75% 2010[6]		23,550		24,926
U.S. Treasury 3.00% 2012[1,6]		227		240
U.S. Treasury 3.875% 2013[6]		6,000		5,816
U.S. Treasury 4.25% 2013[6]		52,400		51,941
U.S. Treasury 4.00% 2014[6]		4,850		4,720
U.S. Treasury 4.25% 2014[6]		58,600		57,968
U.S. Treasury 7.50% 2016[6]		6,850		8,609
U.S. Treasury 8.875% 2017[6]		4,250		5,909
U.S. Treasury 7.875% 2021[6]		315		426
U.S. Treasury 5.25% 2028[6]		1,790		1,952
U.S. Treasury 5.25% 2029[6]		52,175		56,944
U.S. Treasury 3.875% 2029[1,6]		170		230
U.S. Treasury 6.25% 2030[6]		8,765		10,886
Freddie Mac 4.125% 2010[6]		6,500		6,337
Freddie Mac 4.051% 2033[2,3,6]		1,855		1,828
Freddie Mac 5.00% 2035[3,6]		6,929		6,708
Freddie Mac 5.00% 2035[3,6]		12,918		12,505
Freddie Mac 5.00% 2035[3,6]		3,996		3,868
Freddie Mac 4.608% 2035[2,3,6]		6,210		6,120
Freddie Mac 4.648% 2035[2,3,6]		9,072		8,945
Freddie Mac 6.00% 2036[3,6]		2,770		2,797
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[3,6]		3,000		2,938
Fannie Mae 5.00% 2017[3,6]		2,392		2,373
Fannie Mae 5.00% 2019[3,6]		749		742
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[2,3,6]		43		48
Fannie Mae 3.767% 2033[2,3,6]		2,289		2,244
Fannie Mae 6.00% 2034[3,6]		939		947
Fannie Mae 5.50% 2034[3,6]		3,649		3,623
Fannie Mae 5.50% 2034[3,6]		1,421		1,410
Fannie Mae 6.00% 2034[3,6]		6,992		7,059
Fannie Mae 6.00% 2035[3,6]		487		491
Fannie Mae 5.00% 2035[3,6]		7,165		6,942
Fannie Mae 5.50% 2035[3,6]		7,500		7,429
Federal Home Loan Bank 2.875% 2006[6]		13,400		13,312
Federal Home Loan Bank 2.375% 2006[6]		8,970		8,920
Federal Home Loan Bank 2.50% 2006[6]		9,990		9,934
Federal Home Loan Bank 3.75% 2008[6]		3,250		3,166
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[5]		4,000		5,180
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		19,500		25,252
Russian Federation 5.00%/7.50% 2030[7]		22,900		25,877
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]		2,280		2,202
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]		4,725		4,698
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]		8,000		8,050
Colombia (Republic of) Global 10.00% 2012		4,550		5,437
Colombia (Republic of) Global 10.75% 2013		2,500		3,112
Columbia (Republic of) Global 8.25% 2014		4,500		5,017
Colombia (Republic of) Global 10.375% 2033		1,000		1,322
Dominican Republic 9.50% 2011[4,5]		278		294
Dominican Republic 9.50% 2011[4]		2,058		2,182
Dominican Republic 9.04% 2018[4,5]		4,228		4,471
Dominican Republic 9.04% 2018[4]		5,728		6,057
Scottish Power PLC 5.375% 2015		11,560		11,587
Scottish Power PLC 5.81% 2025		1,225		1,246
HBOS PLC, Series B, 5.92% (undated)[2,5]		12,500		12,639
Enersis SA 7.375% 2014		10,685		11,514
Singapore Telecommunications Ltd. 6.375% 2011[5]		10,300		10,990
Lebanon (Republic of) 8.50% 2016[5]		6,050		6,352
Lebanon (Republic of) 11.625% 2016		2,385		2,987
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,5]		8,885		8,868
Argentina (Republic of) 3.504% 2012[2]		11,300		8,716
TuranAlem Finance BV 8.00% 2014		2,600		2,710
TuranAlem Finance BV 8.50% 2015[5]		4,695		5,067
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3,6]		8,000		7,506
Brazil (Federal Republic of) Global 9.25% 2010		825		925
Brazil (Federal Republic of) Global 10.00% 2011		2,500		2,912
Brazil (Federal Republic of) Global 7.875% 2015		2,000		2,135
Brazil (Federal Republic of) Global 11.00% 2040		1,000		1,290
HVB Funding Trust I 8.741% 2031[5]		5,350		7,105
PSEG Energy Holdings Inc. 8.625% 2008		845		883
PSEG Power LLC 7.75% 2011		3,325		3,685
PSEG Power LLC 5.00% 2014		2,300		2,223
Kazkommerts International BV 7.00% 2009[5]		2,250		2,320
Kazkommerts International BV 8.50% 2013		1,750		1,915
Kazkommerts International BV (CGMD) 7.375% 2014[2,5]		1,250		1,289
Kazkommerts International BV 7.875% 2014[5]		500		528
Kazkommerts International BV 7.875% 2014		500		528
Telecom Italia Capital SA, Series B, 5.25% 2013		6,550		6,438
Deutsche Telekom International Finance BV 8.50% 2010[2,6]		2,500		2,837
Deutsche Telekom International Finance BV 8.75% 2030[2]		2,550		3,253
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3,6]		750		792
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041[3,6]		1,758		1,719
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[3,6]		3,500		3,523
Open Joint Stock Co. Gazprom 9.125% 2007		3,250		3,402
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]		2,000		2,535
France Télécom 7.75% 2011[2]		5,230		5,848
DaimlerChrysler North America Holding Corp. 4.75% 2008		530		525
DaimlerChrysler North America Holding Corp. 8.00% 2010		3,000		3,284
DaimlerChrysler North America Holding Corp. 7.75% 2011		1,500		1,643
DaimlerChrysler North America Holding Corp. 8.50% 2031		300		364
Pemex Project Funding Master Trust 9.125% 2010		500		577
Pemex Project Funding Master Trust, Series A, 5.75% 2015[5]		5,000		4,981
SBC Communications Inc. 6.25% 2011[6]		3,250		3,401
SBC Communications Inc. 5.10% 2014[6]		900		881
SBC Communications Inc. 5.625% 2016[6]		500		504
SBC Communications Inc. 6.45% 2034[6]		520		543
Skandinaviska Enskilda Banken 6.875% 2009		1,985		2,088
Skandinaviska Enskilda Banken AB 5.471% (undated)[2,5]		3,000		2,974
Development Bank of Singapore Ltd. 7.875% 2010[5]		3,750		4,151
Development Bank of Singapore Ltd. 7.125% 2011[5]		800		874
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]		4,500		4,599
Empresa Nacional de Electricidad SA 8.35% 2013		3,965		4,524
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.471% 2033[2,3,6]		542		532
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[2,3,6]		3,907		3,910
Household Finance Corp. 6.40% 2008[6]		500		516
HSBC Finance Corp. 5.00% 2015[6]		1,815		1,768
Jamaican Government 10.625% 2017		255		277
Jamaican Government 9.25% 2025		4,000		3,980
State of Qatar 9.75% 2030		2,750		4,208
Small Business Administration, Series 2003-20J, 4.92% 2023[3,6]		4,120		4,105
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]		4,100		3,938
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015[3,6]		4,000		3,877
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[3,6]		1,000		974
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3,6]		2,890		2,853
General Motors Acceptance Corp. 6.125% 2006		1,390		1,350
General Motors Corp. 7.20% 2011		1,200		849
Residential Capital Corp. 6.875% 2015		1,510		1,607
State of Israel; United States Agency for International Development, Class 1-A, 5.50% 2023[6]		3,500		3,781
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3,6]		464		474
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[3,6]		1,036		1,057
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3,6]		1,625		1,722
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3,6]		500		479
Sprint Capital Corp. 6.00% 2007		250		252
Nextel Communications, Inc. 6.875% 2013		2,660		2,777
Nextel Communications, Inc. 7.375% 2015		625		660
BNP Paribas 5.186% noncumulative (undated)[2,5]		3,680		3,577
Liberty Mutual Group Inc. 6.50% 2035[5]		3,585		3,509
Cendant Corp. 6.25% 2008		1,655		1,686
Cendant Corp. 7.375% 2013		1,505		1,684
Bulgaria (Republic of) 8.25% 2015		2,755		3,334
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.88% 2035[2,3,6]		3,305		3,324
American International Group, Inc. 4.25% 2013[6]		1,185		1,129
International Lease Finance Corp. 4.75% 2009[6]		750		738
International Lease Finance Corp. 5.875% 2013[6]		1,400		1,451
Panama (Republic of) Global 9.625% 2011		168		197
Panama (Republic of) Global 9.375% 2012		1,315		1,545
Panama (Republic of) Global 7.125% 2026		1,210		1,231
Panama (Republic of) Global 9.375% 2029		130		164
Peru (Republic of) 9.875% 2015		1,750		2,109
Peru (Republic of) 7.35% 2025		1,000		990
Guatemala (Republic of) 10.25% 2011[5]		750		896
Guatemala (Republic of) 10.25% 2011		990		1,183
Guatemala (Republic of) 9.25% 2013[5]		500		583
Guatemala (Republic of) 9.25% 2013		260		303
Korea Development Bank 4.625% 2010[6]		3,000		2,944
XL Capital Ltd. 5.25% 2014		1,885		1,843
Twin Reefs Asset Trust (XLFA), Series B, 5.36% (undated)[2,5]		900		901
Ford Motor Credit Co. 6.50% 2007		1,000		968
Ford Motor Credit Co. 7.875% 2010		1,500		1,351
Hertz Corp. 10.50% 2016[5]		225		233
Ecuador (Republic of) 9.375% 2015[5]		2,000		1,875
Ecuador (Republic of) 9.00% 2030[2]		715		658
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[3,5]		2,050		2,049
SBA CMBS Trust, Series 2005-1B, 5.565% 2035[3,5]		475		475
Vodafone Group PLC 7.75% 2010[6]		2,250		2,467
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]		1,760		1,705
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]		700		693
Turkey (Republic of) 11.875% 2030		1,500		2,314
AES Corp. 9.50% 2009		840		911
AES Corp. 8.75% 2013[5]		1,250		1,367
PETRONAS Capital Ltd. 7.00% 2012[5]		2,050		2,260
Venezuela (Republic of) Global 8.50% 2014		2,000		2,205
El Salvador (Republic of) 7.65% 2035[5]		1,080		1,118
El Salvador (Republic of) 7.65% 2035		1,040		1,076
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,5]		2,210		2,187
General Electric Co. 5.00% 2013[6]		1,000		1,001
General Electric Capital Corp., Series A, 6.75% 2032[6]		1,000		1,178
Centex Corp. 4.75% 2008		525		520
Centex Corp. 5.25% 2015		1,735		1,651
Norske Skogindustrier ASA 7.625% 2011[5]		1,690		1,812
Norske Skogindustrier ASA 7.125% 2033[5]		360		347
American Tower Corp. 7.125% 2012		1,595		1,651
American Tower Corp. 7.50% 2012		475		499
Lazard Group LLC 7.125% 2015		2,010		2,114
Temple-Inland Inc. 6.375% 2016		2,000		2,044
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012		1,375		1,403
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013		325		360
Sierra Pacific Resources 8.625% 2014		250		272
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[3,5]		2,000		1,978
Banque Centrale de Tunisie 7.375% 2012		1,750		1,956
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[3,6]		2,000		1,954
Chohung Bank 4.50% 2014[2,5]		2,000		1,930
Telefónica Europe BV 7.75% 2010[6]		1,750		1,918
Edison Mission Energy 10.00% 2008		1,250		1,375
Edison Mission Energy 7.73% 2009		500		519
J.P. Morgan Chase & Co. 5.15% 2015[6]		1,880		1,857
Electronic Data Systems Corp., Series B, 6.50% 2013[2]		480		494
Electronic Data Systems Corp. 7.45% 2029		1,200		1,280
Qwest Capital Funding, Inc. 7.75% 2006		320		325
Qwest Capital Funding, Inc. 7.00% 2009		900		914
Qwest Capital Funding, Inc. 7.75% 2031		180		174
U S WEST Capital Funding, Inc. 6.375% 2008		170		170
U S WEST Capital Funding, Inc. 6.875% 2028		200		184
Allied Waste North America, Inc., Series B, 8.875% 2008		250		265
Allied Waste North America, Inc., Series B, 5.75% 2011		250		238
Allied Waste North America, Inc., Series B, 7.375% 2014		1,280		1,251
Gulfstream Natural Gas System LLC 6.19% 2025[5]		1,670		1,714
United Mexican States Government Global 7.50% 2033		1,440		1,709
Hospitality Properties Trust 6.75% 2013		690		736
Hospitality Properties Trust 5.125% 2015		1,000		959
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013[5]		1,250		1,197
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		500		479
Corporación Nacional del Cobre de Chile 5.625% 2035[5]		1,675		1,675
Tenet Healthcare Corp. 6.375% 2011		1,825		1,674
Pulte Homes, Inc. 5.20% 2015		1,750		1,649
MDC Holdings, Inc. 5.50% 2013		1,690		1,640
Dynegy Holdings Inc. 10.125% 2013[5]		1,425		1,617
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3,6]		479		488
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3,6]		1,000		1,047
National Australia Bank Ltd. 5.486% (undated)[2,5]		1,500		1,502
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[3,5]		1,500		1,487
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009[3,6]		1,500		1,485
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3,6]		1,437		1,475
Toll Brothers, Inc. 6.875% 2012		250		263
Toll Brothers, Inc. 4.95% 2014		1,290		1,197
TFM, SA de CV 10.25% 2007		585		620
TFM, SA de CV 12.50% 2012		715		819
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[3,6]		1,435		1,432
Abbey National Capital Trust I 8.963% (undated)[2]		1,000		1,365
SLM Corp., Series A, 5.00% 2015[6]		1,375		1,354
Columbia/HCA Healthcare Corp. 7.00% 2007		600		615
HCA — The Healthcare Co. 8.75% 2010		630		700
Triton PCS, Inc. 8.50% 2013		1,350		1,262
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042[3,6]		1,250		1,258
Indonesia (Republic of) 6.75% 2014[5]		1,250		1,250
Centennial Communications Corp. 10.25% 2013[2,5]		500		504
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		590		645
Quintiles Transnational Corp. 10.00% 2013		1,000		1,120
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,5]		660		624
Petrozuata Finance, Inc., Series B, 8.22% 2017[3]		525		496
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[3,6]		1,094		1,097
Korea First Bank 7.267% 2034[2,5]		1,000		1,095
Comcast Cable Communications, Inc. 6.75% 2011		1,020		1,081
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[3,5]		1,000		1,068
LBI Media, Inc. 10.125% 2012		1,000		1,066
Six Flags, Inc. 9.75% 2013		805		794
Six Flags, Inc. 9.625% 2014		275		269
Seneca Gaming Corp. 7.25% 2012		1,050		1,062
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.992% 2035[2,3,6]		1,052		1,061
Kraft Foods Inc. 6.25% 2012		1,000		1,056
NiSource Finance Corp. 6.15% 2013		1,000		1,049
HealthSouth Corp. 8.375% 2011		375		383
HealthSouth Corp. 7.625% 2012		650		663
BNSF Funding Trust I 6.613% 2055[2]		1,000		1,045
William Lyon Homes, Inc. 10.75% 2013		1,000		1,038
Petro Stopping Centers, LP 9.00% 2012[5]		200		202
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012		815		823
Stoneridge, Inc. 11.50% 2012		1,000		1,023
UPM-Kymmene Corp. 5.625% 2014[5]		1,000		997
Federal Agricultural Mortgage Corp. 4.25% 2008[6]		1,000		987
AMC Entertainment Inc. 9.875% 2012		1,000		985
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3,6]		980		977
Graphic Packaging International, Inc. 8.50% 2011		650		655
Graphic Packaging International, Inc. 9.50% 2013		325		312
Carmike Cinemas, Inc. 7.50% 2014		1,000		941
CanWest Media Inc., Series B, 8.00% 2012		916		941
Archstone-Smith Operating Trust 5.625% 2014		910		926
American Media Operations, Inc., Series B, 10.25% 2009		655		601
American Media Operations, Inc. 8.875% 2011		380		325
SunGard Data Systems Inc. 9.125% 2013[5]		880		915
Stater Bros. Holdings Inc. 8.125% 2012		910		905
Fairfax Financial Holdings Ltd. 7.75% 2012		960		901
Rite Aid Corp. 6.125% 2008[5]		500		473
Rite Aid Corp. 6.875% 2013		500		420
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014		925		865
Verizon Global Funding Corp. 7.25% 2010[6]		790		858
RH Donnelley Inc. 10.875% 2012[5]		750		849
Downey Financial Corp. 6.50% 2014		840		844
United Rentals (North America), Inc. 7.75% 2013		860		843
Pathmark Stores, Inc. 8.75% 2012		895		840
Molson Coors Capital Finance ULC 4.85% 2010		850		839
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013		850		834
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011		750		831
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[3,6]		802		824
Celestica Inc. 7.875% 2011		475		481
Celestica Inc. 7.625% 2013		345		342
Clear Channel Communications, Inc. 5.75% 2013		835		820
Young Broadcasting Inc. 10.00% 2011		870		819
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		750		797
Fisher Communications, Inc. 8.625% 2014		750		795
Payless ShoeSource, Inc. 8.25% 2013		750		788
Elizabeth Arden, Inc. 7.75% 2014		770		782
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041[3,6]		789		774
Dex Media, Inc., Series B, 8.00% 2013		750		769
THL Buildco, Inc. 8.50% 2014		370		359
NTK Holdings Inc. 0%/10.75% 2014[7]		650		410
American Cellular Corp., Series B, 10.00% 2011		500		545
Dobson Cellular Systems, Inc. 9.875% 2012		200		222
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]		729		764
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		780		762
Plastipak Holdings, Inc. 8.50% 2015[5]		750		761
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2,3,6]		775		759
Vitamin Shoppe Industries, Inc. 11.84% 2012[2,5]		740		755
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,5]		750		750
AMH Holdings, Inc. 0%/11.25% 2014[7]		1,500		743
Technical Olympic USA, Inc. 10.375% 2012		750		742
Ispat Inland ULC 9.75% 2014		649		738
Pogo Producing Co. 6.875% 2017[5]		730		715
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		525		507
Stone Container Corp. 8.375% 2012		205		199
E*TRADE Financial Corp. 7.875% 2015		680		706
Owens-Illinois, Inc. 7.35% 2008		525		534
Owens-Brockway Glass Container Inc. 7.75% 2011		160		168
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[2,3,6]		700		701
Concentra Operating Corp. 9.50% 2010		500		520
Concentra Operating Corp. 9.125% 2012		175		181
Gold Kist Inc. 10.25% 2014		626		701
Earle M. Jorgensen Co. 9.75% 2012		650		699
Liberty Media Corp. 7.875% 2009		660		699
K&F Industries, Inc. 7.75% 2014		680		690
Aztar Corp. 7.875% 2014		650		684
Warner Chilcott Corp. 8.75% 2015[5]		720		666
Rhodia 10.25% 2010		600		660
Accellent Inc. 10.50% 2013[5]		640		659
DynCorp International and DIV Capital Corp. 9.50% 2013		630		658
Building Materials Corp. of America 7.75% 2014		675		655
Foundation PA Coal Co. 7.25% 2014		625		649
Riddell Bell Holdings Inc. 8.375% 2012		690		643
Jacuzzi Brands, Inc. 9.625% 2010		600		641
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008[6]		650		639
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030[3,6]		624		628
WCI Communities, Inc. 9.125% 2012		625		625
Dollarama Group LP 8.875% 2012[5]		630		621
Accuride Corp. 8.50% 2015		625		619
Buffets, Inc. 11.25% 2010		600		615
Grupo Posadas, SA de CV 8.75% 2011		600		615
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3,6]		625		610
Dillard's, Inc. 6.69% 2007		600		609
Goodman Global Holdings 7.875% 2012[5]		650		608
Wells Fargo & Co. 3.50% 2008[6]		625		608
Cox Communications, Inc. 4.625% 2010		625		606
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011		555		602
Amkor Technology, Inc. 9.25% 2008		560		546
Amkor Technology, Inc. 10.50% 2009		60		56
SBA Communications Corp. 8.50% 2012		539		601
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		635		595
Coastal Corp. 6.375% 2009		50		49
El Paso Energy Corp. 7.375% 2012		50		51
El Paso Natural Gas Co. 7.50% 2026		50		52
Southern Natural Gas Co. 7.35% 2031		250		258
Southern Natural Gas Co. 8.00% 2032		160		176
WDAC Subsidiary Corp. 8.375% 2014[5]		600		584
Cablevision Systems Corp., Series B, 8.00% 2012		620		583
Carnival Corp. 6.15% 2008		565		579
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3,6]		575		578
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		544		575
Cinemark, Inc. 0%/9.75% 2014[7]		750		559
Neiman Marcus Group, Inc. 9.00% 2015[4,5]		540		555
Bombardier Recreational Products Inc. 8.375% 2013		550		553
Intelsat, Ltd. 8.25% 2013[5]		540		548
Williams Scotsman, Inc. 8.50% 2015		525		546
Sealy Mattress Co. 8.25% 2014		520		538
Spectrum Brands, Inc. 7.375% 2015		630		529
Nalco Co. 8.875% 2013		500		526
Host Marriott, LP, Series K, 7.125% 2013		500		523
Abitibi-Consolidated Inc. 8.55% 2010		510		519
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		575		516
Argo-Tech Corp. 9.25% 2011		500		515
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[5]		500		515
Ukraine Government 11.00% 2007		491		512
Washington Mutual, Inc. 5.625% 2007		500		503
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006[6]		500		502
Jostens IH Corp. 7.625% 2012		495		500
Playtex Products, Inc. 9.375% 2011		475		500
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010[3,6]		493		492
Hawaiian Telcom Communications, Inc. 9.75% 2013[5]		500		491
Dominion Resources, Inc., Series B, 4.125% 2008		500		491
Mohegan Tribal Gaming Authority 6.375% 2009		470		475
Encore Acquisition Co. 6.00% 2015		500		463
Williams Companies, Inc. 8.75% 2032		390		454
MGM MIRAGE 6.00% 2009		350		350
MGM MIRAGE 6.625% 2015		100		100
Ashtead Group PLC 8.625% 2015[5]		415		439
Gaylord Entertainment Co. 8.00% 2013		400		421
Regal Cinemas Corp., Series B, 9.375% 2012[8]		400		418
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015		356		386
Ahern Rentals, Inc. 9.25% 2013[5]		365		386
Iron Mountain Inc. 7.75% 2015		380		385
DRS Technologies, Inc. 6.875% 2013		400		385
Cooper-Standard Automotive Inc. 7.00% 2012		350		324
Cooper-Standard Automotive Inc. 8.375% 2014		75		57
Boyd Gaming Corp. 7.75% 2012		360		379
Rural Cellular Corp. 10.046% 2012[2,5]		350		354
Equistar Chemicals, LP 10.125% 2008		325		354
Standard Aero Holdings, Inc. 8.25% 2014		400		330
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[5]		300		326
Rockwood Specialties Group, Inc. 7.50% 2014		325		325
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011		325		321
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		305		320
Health Net, Inc. 9.875% 2011[2]		265		310
Tenneco Automotive Inc. 8.625% 2014		310		295
MetroPCS, Inc. 10.75% 2007[2]		275		289
Electricidad de Caracas Finance BV 10.25% 2014[5]		270		288
UCAR Finance Inc. 10.25% 2012		260		276
Radio One, Inc. 6.375% 2013		275		268
Dole Food Co., Inc. 8.875% 2011		260		268
Telenet Group Holding NV 0%/11.50% 2014[5,7]		323		266
Schering-Plough Corp. 5.55% 2013[2]		250		255
Emmis Communications Corp. 10.366% 2012[2]		250		252
JSG Funding PLC 9.625% 2012		250		251
Blockbuster Inc. 9.75% 2012[5]		275		243
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[5]		225		241
Kabel Deutschland GmbH 10.625% 2014[5]		225		238
Loews Cineplex Entertainment Corp. 9.00% 2014		230		233
Domtar Inc. 7.875% 2011		250		231
Neenah Paper, Inc. 7.375% 2014		250		227
MedCath Holdings Corp. 9.875% 2012		210		223
Reader's Digest Association, Inc. 6.50% 2011		225		221
ACIH, Inc. 0%/11.50% 2012[5,7]		300		213
Exelon Corp. 4.90% 2015		210		201
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[3,6]		144		148
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,3,5]		136		138
Delphi Corp. 6.50% 2013[9]		240		122
Visteon Corp. 7.00% 2014		130		101
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]		86		86
PETCO Animal Supplies, Inc. 10.75% 2011		75		82
Government National Mortgage Assn. 8.50% 2021[3,6]		1		1
				997,539

Total bonds & notes (cost: $2,614,536,000)				2,640,653

Warrants — 0.00%		Shares

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010 (Canada)[5,8,10]		1,000		—*

Total warrants (cost: $52,000)				—*

Preferred securities — 2.28%

EUROS — 1.44%
Allied Irish Banks, PLC 4.781%[2]		15,560,000		18,301
HVB Funding Trust VIII 7.055%[2]		7,260,000		10,014
Deutsche Bank Capital Funding Trust IV, noncumulative trust preferred, Class B, 5.33%[2]		6,550,000		8,412
HSBC Capital Funding LP 8.03% noncumulative preferred[2]		3,000,000		4,397
				41,124

Preferred securities		Shares		Market value (000)

U.S. DOLLARS — 0.84%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,5]		8,800,000	$	US 9,747
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,5]		5,650,000		5,485
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,5]		3,565,000		3,789
HSBC Holdings PLC 4.61%[2,5]		2,250,000		2,128
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,5]		1,500,000		1,571
RBS Capital Trust I 4.709% noncumulative trust preferred[2,6]		1,000,000		952
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,5]		200,000		217
				23,889

Total preferred securities (cost: $66,917,000)				65,013

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
Delta Air Lines, Inc.[10]		34,503		26

Total common stocks (cost: $205,000)				26

Short-term securities — 3.47%		Principal amount (000)

General Electric Capital Corp. 4.20% due 1/3/2006	$	US19,900		19,891
Danske Corp. 4.27% due 1/19/2006[5]		17,000		16,961
Barton Capital Corp. 4.30% due 1/12/2006[5]		15,900		15,877
National Australia Funding (Delaware) Inc. 4.23% due 1/4/2006[5]		14,400		14,393
Concentrate Manufacturing Co. of Ireland 4.20% due 1/6/2006[5]		11,600		11,592
CBA (Delaware) Finance Inc. 4.27% due 1/9/2006		10,500		10,489
Bank of Ireland 4.34% due 2/14/2006[5,6]		10,000		9,946

Total short-term securities (cost: $99,149,000)				99,149

Total investment securities (cost: $2,780,859,000)				2,804,841
Other assets less liabilities				51,641

Net assets			$	US2,856,482

 1Index-linked bond whose principal amount moves with a government retail price index.
2Coupon rate may change periodically.
3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $259,008,000, which represented 9.07% of the net assets of the fund.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of directors.
9Company not making scheduled interest payments; bankruptcy proceedings pending.
10Security did not produce income during the last 12 months.

*Amount less than one thousand.

Federal income tax information  (dollars in thousands)
unaudited

Gross unrealized appreciation on investment securities	$ 72,442
Gross unrealized depreciation on investment securities	(48,460)
Net unrealized appreciation on investment securities	23,982
Cost of investment securities for federal income tax purposes	2,783,230

MFGEFP-931-0206-S4528

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and PEO

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and PEO

Date: February 28, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: February 28, 2006